Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of related party transactions
A summary of the aforementioned significant related party transactions for the three months ended March 31, 2017 and 2016 is as follows:

	Three months ended March 31,
	2017	2016
Net sales to Glencore	$280,573	$280,377
Purchases from Glencore	71,581	44,013
Purchases from BHH	2,780	2,383

A summary of the aforementioned significant related party transactions for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Year Ended December 31,
	2016	2015	2014
Net sales to Glencore	$1,178,631	$1,867,711	$1,262,101
Purchases from Glencore	231,850	393,158	285,167
Purchases from BHH	10,127	46,592	47,804